Equity - Schedule of Stock Options (Details) - Stock Options [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Stock Options [Line Items]
Outstanding, Number of stock options beginning balance	747	1,088
Outstanding, Weighted average exercise price beginning balance	$ 2,347.25	$ 2,389.27
Granted, Number of stock options		66
Granted, Weighted average exercise price		$ 2,156.76
Forfeited/Cancelled, Number of stock options	(223)	(407)
Forfeited/Cancelled, Weighted average exercise price	$ (2,532.72)	$ 2,428.63
Exercised, Number of stock options
Exercised, Weighted average exercise price
Outstanding, Number of stock options ending balance	524	747
Outstanding, Weighted average exercise price ending balance	$ 2,268.18	$ 2,347.25